TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Aug. 28, 2024	Dec. 31, 2024	Dec. 31, 2023
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Tax		R$ 151,532	R$ 1,828,611
Labor		45,040	56,640
Civil		135,988	178,819
Judicial deposits		R$ 332,560	R$ 2,064,070
Judicial deposits withdrawn	R$ 1,770,198